OMB APPROVAL

OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden
hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05769
Invesco Van Kampen High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Van Kampen High Income Trust II
Semiannual Report to Shareholders ▪  August 31, 2011
NYSE: VLT

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
14	Financial Statements
17	Notes to Financial Statements
23	Financial Highlights
25	Approval of Investment Advisory and Sub-Advisory Agreements
27	Results of Proxy
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	-4.87%

Trust at Market Value	1.70

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼	-1.57

Market Price Premium to NAV as of 8/31/11	6.20

▼Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	VLT

2	Invesco Van Kampen High Income Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:
Shareholders who participate in the Plan are able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.
■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount - a market price that is lower than NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If your Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fee. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3	Invesco Van Kampen High Income Trust II

Schedule of Investments

August 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–125.29%
Aerospace & Defense–2.45%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$35,000	$35,175

BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	220,000	227,700

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(a)	295,000	325,237

Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(a)	65,000	61,263

7.13%, 03/15/21(a)	110,000	103,812

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	140,000	140,000

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 12/15/18(a)	55,000	56,375

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	440,000	456,500

		1,406,062

Airlines–3.94%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(a)	110,000	100,925

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(a)	79,472	70,333

Continental Airlines Inc., Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	708,111	701,030

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	107,332	106,527

Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(a)	485,000	499,550

Series 2002-1, Class C, Sec. Notes, 12.25%, 03/15/15(a)	85,000	90,312

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	85,000	77,775

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	100,000	92,000

UAL Corp., Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	96,088	94,106

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(a)	209,199	219,659

US Airways Pass Through Trust–Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	224,790	206,245

		2,258,462

Alternative Carriers–1.70%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(a)	250,000	262,500

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(a)	245,000	256,025

Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(a)	140,000	136,500

Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	190,000	191,900

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(a)	125,000	124,375

		971,300

Aluminum–1.08%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	605,000	618,991

Apparel Retail–1.57%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	255,000	269,662

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	275,000	261,594

J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	285,000	253,650

Ltd. Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	110,000	112,200

		897,106

Apparel, Accessories & Luxury Goods–2.10%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	220,000	217,800

Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	585,000	554,287

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	460,000	430,100

		1,202,187

Asset Management & Custody Banks–0.55%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(a)	120,000	113,400

Travelport LLC/Travelport Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	250,000	203,750

		317,150

Auto Parts & Equipment–1.21%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(a)	330,000	311,850

Dana Holding Corp., Sr. Unsec. Gtd. Notes, 6.50%, 02/15/19	80,000	79,000

Sr. Unsec. Notes, 6.75%, 02/15/21	125,000	123,437

Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	65,000	66,300

Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	110,000	114,950

		695,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Automobile Manufacturers–0.58%
Chrysler Group LLC/ Chrysler Group Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(a)	$200,000	$173,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	135,000	148,500

Motors Liquidation Corp., Sr. Unsec. Global Notes, 8.38%, 07/15/49(b)	795,000	9,937

		331,437

Biotechnology–0.26%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(a)	70,000	70,700

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(a)	80,000	79,200

		149,900

Broadcasting–0.82%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	155,000	151,125

Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	385,000	317,625

		468,750

Building Products–7.11%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(a)	205,000	171,175

Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	490,000	428,750

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(a)	170,000	174,250

Sr. Unsec. Notes, 6.88%, 08/15/18(a)	675,000	668,250

Gibraltar Industries Inc.–Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	270,000	266,625

Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(a)	805,000	696,325

Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(a)	195,000	188,175

Ply Gem Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	145,000	144,094

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(a)	510,000	497,250

USG Corp., Sr. Unsec. Gtd. Notes,
8.38%, 10/15/18(a)	30,000	26,400

9.75%, 08/01/14(a)	670,000	653,250

Sr. Unsec. Notes, 9.75%, 01/15/18	175,000	157,281

		4,071,825

Cable & Satellite–1.55%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	40,000	42,750

EH Holding Corp., Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(a)	120,000	120,600

Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(a)	70,000	70,000

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(a)	125,000	121,875

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(a)	525,000	532,875

		888,100

Casinos & Gaming–7.36%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(a)	140,000	143,150

Boyd Gaming Corp., Sr. Unsec. Notes, 9.13%, 12/01/18(a)	35,000	32,900

Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Global Notes,
11.25%, 06/01/17	795,000	864,562

12.75%, 04/15/18	260,000	230,100

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	295,000	213,875

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(a)	73,890	72,320

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(a)	20,000	19,850

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	105,000	101,325

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	295,000	272,138

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(a)	115,000	118,019

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	250,000	261,250

Scientific Games Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.13%, 09/15/18	35,000	35,350

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	350,000	361,375

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(a)	90,000	90,000

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(a)(c)	200,000	178,000

Sr. Sec. Notes, 9.13%, 02/01/15(a)	405,000	392,850

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	755,000	826,725

		4,213,789

Coal & Consumable Fuels–0.46%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	65,000	64,350

6.25%, 06/01/21	35,000	34,388

Arch Coal Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	65,000	65,812

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	90,000	97,200

		261,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Commodity Chemicals–0.83%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	$465,000	$477,497

Communications Equipment–0.98%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(a)	530,000	484,950

CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(a)	75,000	75,375

		560,325

Computer & Electronics Retail–0.14%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(a)	35,000	32,638

Rent-A-Center, Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	50,000	48,750

		81,388

Computer Hardware–0.24%
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	70,000	67,550

7.63%, 11/15/20	70,000	67,900

		135,450

Computer Storage & Peripherals–0.63%
Seagate HDD Cayman, Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(a)	85,000	80,963

7.75%, 12/15/18(a)	275,000	277,750

		358,713

Construction & Engineering–1.94%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	100,000	103,000

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(a)	70,000	66,850

MasTec Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	350,000	351,750

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	660,000	589,050

		1,110,650

Construction & Farm Machinery & Heavy Trucks–2.13%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	255,000	277,950

CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	150,000	159,750

Commercial Vehicle Group Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(a)	275,000	262,625

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	145,000	145,000

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	260,000	269,100

Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	100,000	105,500

		1,219,925

Construction Materials–2.58%
Building Materials Corp. of America, Sr. Unsec. Notes, 6.75%, 05/01/21(a)	120,000	115,800

Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(a)	410,000	357,513

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	370,000	321,900

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	750,000	684,375

		1,479,588

Consumer Finance–4.07%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	1,210,000	1,203,950

8.00%, 03/15/20	100,000	102,250

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.88%, 08/02/21	200,000	201,000

8.00%, 12/15/16	501,000	558,615

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	250,000	264,375

		2,330,190

Data Processing & Outsourced Services–0.69%
CoreLogic Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(a)	420,000	396,900

Department Stores–0.45%
Sears Holdings Corp., Sr. Sec. Gtd. Notes, 6.63%, 10/15/18(a)	310,000	258,850

Distillers & Vintners–0.68%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(a)	100,000	73,500

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	313,437

		386,937

Diversified Banks–0.13%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%, 12/29/49(i)	140,000	76,300

Diversified Chemicals–0.14%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	75,000	78,938

Diversified Commercial & Professional Services–0.19%
International Lease Finance Corp., Sr. Unsec. Notes, 5.63%, 09/20/13	115,000	110,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Diversified Metals & Mining–0.45%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(a)	$90,000	$84,945

Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(a)	30,000	27,450

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(a)	140,000	142,545

		254,940

Diversified Support Services–2.19%
International Lease Finance Corp., Sr. Unsec. Global Notes,
5.75%, 05/15/16	55,000	50,703

6.25%, 05/15/19	90,000	81,675

8.75%, 03/15/17	1,057,000	1,085,407

Mobile Mini Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/20	35,000	34,125

		1,251,910

Electrical Components & Equipment–0.13%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	75,000	75,000

Electronic Manufacturing Services–0.37%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(a)	225,000	210,375

Environmental & Facilities Services–0.59%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	192,000	203,520

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	130,000	131,950

		335,470

Food Retail–0.32%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(a)	200,000	183,000

Forest Products–0.36%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(a)	250,000	195,000

Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(a)	30,000	9,750

		204,750

Gas Utilities–0.77%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	230,000	207,575

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	225,000	231,187

		438,762

Health Care Equipment–0.59%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	220,000	227,700

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(a)	35,000	32,550

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(a)	85,000	78,625

		338,875

Health Care Facilities–3.89%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	640,000	680,000

Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	425,000	419,687

Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	50,000	50,125

7.75%, 09/15/22	90,000	90,450

8.13%, 02/15/20	70,000	70,700

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(c)	135,000	124,200

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	350,000	387,625

Sr. Unsec. Global Notes,
8.00%, 08/01/20	60,000	58,350

9.25%, 02/01/15	330,000	348,975

		2,230,112

Health Care Services–0.60%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	65,000	63,456

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	220,000	215,050

Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	65,000	65,407

		343,913

Health Care Technology–0.57%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(a)	335,000	329,138

Home Improvement Retail–0.28%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	170,000	161,500

Homebuilding–2.04%
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	310,000	226,300

8.13%, 06/15/16	210,000	148,050

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	590,000	528,050

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	110,000	101,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Homebuilding–(continued)

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	$95,000	$88,112

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	85,000	74,800

		1,167,062

Hotels, Resorts & Cruise Lines–0.15%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	50,000	50,875

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	35,000	35,481

		86,356

Household Products–0.55%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	235,000	230,300

Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(a)	100,000	85,500

		315,800

Housewares & Specialties–0.03%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	20,000	19,900

Independent Power Producers & Energy Traders–1.83%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	900,000	945,000

AES Red Oak LLC–Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	100,391	104,657

		1,049,657

Industrial Machinery–1.10%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(a)	305,000	306,525

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	23,750

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	290,000	301,600

		631,875

Industrial REIT’s–0.75%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	400,000	428,000

Integrated Telecommunication Services–1.98%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(a)	195,000	186,225

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(a)	95,000	92,625

7.25%, 10/15/20(a)	880,000	853,600

		1,132,450

Internet Software & Services–0.83%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	205,000	210,125

8.13%, 03/01/18	245,000	262,762

		472,887

Investment Banking & Brokerage–1.19%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(a)	275,000	300,011

E*Trade Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	90,000	92,700

7.88%, 12/01/15	290,000	288,550

		681,261

Leisure Facilities–0.30%
AMC Entertainment, Inc., Sr. Gtd. Global Sub. Notes, 9.75%, 12/01/20	105,000	101,850

Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	67,200

		169,050

Leisure Products–0.06%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(a)	35,000	34,213

Life Sciences Tools & Services–0.29%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(a)	175,000	167,563

Marine–0.37%
CMA CGM S.A. (France), Sr. Unsec. Notes, 8.50%, 04/15/17(a)	150,000	77,438

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc. (Zambia), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(a)	35,000	29,400

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	103,162

		210,000

Movies & Entertainment–1.90%
AMC Entertainment, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	455,000	456,706

Cinemark USA, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	165,000	174,075

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(a)	445,000	458,350

		1,089,131

Multi-Line Insurance–2.85%
American International Group Inc., Jr. Unsec. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(c)	75,000	74,625

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(a)	135,000	131,456

Hartford Financial Services Group Inc., Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(c)	260,000	263,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Multi-Line Insurance–(continued)

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(a)	$599,000	$566,055

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(a)	60,000	58,577

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/05/39(a)	435,000	536,813

		1,630,926

Multi-Sector Holdings–0.34%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(a)	200,000	193,000

Office Services & Supplies–0.28%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	105,000	101,587

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	55,000	56,513

		158,100

Oil & Gas Equipment & Services–1.26%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	220,000	226,600

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(a)	75,000	73,500

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	290,000	285,469

SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(a)	135,000	134,325

		719,894

Oil & Gas Exploration & Production–8.47%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	95,000	92,863

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	350,000	334,250

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	445,000	452,231

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	280,000	289,450

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	80,000	82,300

7.38%, 10/01/20	180,000	187,875

8.25%, 10/01/19	130,000	140,888

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	325,000	312,000

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	340,000	339,150

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	430,000	456,875

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	195,000	204,262

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(a)	205,000	205,229

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	400,000	468,000

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(a)	245,000	284,812

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	160,000	172,800

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	235,000	242,050

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	305,000	308,050

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(a)	135,000	135,675

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	140,000	141,575

		4,850,335

Oil & Gas Refining & Marketing–1.37%
SunCoke Energy Inc., Sr. Unsec. Gtd. Notes, 7.63%, 08/01/19(a)	40,000	39,400

Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	195,000	198,656

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	540,000	549,450

		787,506

Oil & Gas Storage & Transportation–3.61%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(a)	105,000	100,800

Copano Energy LLC/Copano Energy Finance Co., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	445,000	445,000

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	250,000	259,062

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(a)	170,000	161,713

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	50,000	50,438

Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	330,000	351,037

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	275,000	233,750

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	205,000	210,381

Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(a)	260,000	254,150

		2,066,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Other Diversified Financial Services–0.82%
International Lease Finance Corp.,
Sr. Sec. Notes,
6.75%, 09/01/16(a)	$175,000	$177,078

7.13%, 09/01/18(a)	175,000	177,188

Sr. Unsec. Notes, 8.25%, 12/15/20	115,000	117,156

		471,422

Packaged Foods & Meats–0.31%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(a)	175,000	175,000

Paper Packaging–0.12%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	70,000	68,075

Paper Products–2.42%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	465,000	455,700

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	210,000	210,000

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	204,744

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	215,000	190,812

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	320,000	324,400

		1,385,656

Personal Products–0.06%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	35,000	34,825

Pharmaceuticals–2.36%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	255,000	266,475

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	145,000	148,988

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(a)	45,000	45,450

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(a)	435,000	430,650

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	105,000	110,775

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(a)	90,000	83,925

6.75%, 08/15/21(a)	265,000	233,862

7.00%, 10/01/20(a)	35,000	31,675

		1,351,800

Property & Casualty Insurance–0.34%
XL Group PLC (Ireland)–Series E, Jr. Sub. Global Pfd. Bonds, 6.50%, 12/29/49(c)	220,000	195,800

Publishing–0.45%
Nielsen Finance LLC/Co., Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	248,000	257,300

Railroads–0.03%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 6.13%, 06/15/21	15,000	15,038

Real Estate Services–0.37%
CB Richard Ellis Service Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	211,238

Regional Banks–3.73%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25(d)	75,000	62,250

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Trust Pfd. Capital Securities, 6.75%, 06/07/36	170,000	169,423

CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(a)	750,000	733,125

PNC Financial Services Group Inc.–Series O, Jr. Unsec. Sub. Variable Rate Pfd. Notes, 6.75%, 12/31/49	125,000	120,937

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	210,000	198,450

Unsec. Sub. Notes, 7.38%, 12/10/37	415,000	354,825

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	310,000	266,600

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	230,000	231,150

		2,136,760

Research & Consulting Services–0.43%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	250,000	248,125

Semiconductor Equipment–1.56%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	430,000	430,000

Sr. Unsec. Notes, 6.63%, 06/01/21(a)	130,000	121,875

Freescale Semiconductor, Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	225,000	216,000

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(a)	130,000	125,450

		893,325

Semiconductors–0.72%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(a)	361,000	380,855

Sr. Unsec. Gtd. Global Notes, 10.75%, 08/01/20	30,000	31,725

		412,580

Specialized Consumer Services–0.08%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	45,000	44,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Specialized REIT’s–1.29%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	$205,000	$202,950

Sr. Unsec. Notes, 5.88%, 06/15/19(a)	50,000	49,625

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(a)	140,000	134,050

Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22	155,000	148,800

Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	210,000	201,075

		736,500

Specialty Chemicals–1.83%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	270,000	273,713

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	415,000	424,078

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	340,000	351,475

		1,049,266

Steel–1.66%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	285,000	262,200

APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(a)	150,000	142,228

FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(a)	260,000	252,851

7.00%, 11/01/15(a)	35,000	35,306

United States Steel Corp., Sr. Unsec. Notes,
7.00%, 02/01/18	220,000	211,200

7.38%, 04/01/20	50,000	47,750

		951,535

Systems Software–2.14%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(a)	600,000	559,500

Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	635,000	666,750

		1,226,250

Textiles–1.30%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	770,000	746,900

Tires & Rubber–0.98%
Cooper Tire & Rubber Co., Sr. Unsec. Gtd. Notes, 8.00%, 12/15/19	425,000	427,125

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	125,000	131,875

		559,000

Trading Companies & Distributors–1.32%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	560,000	558,600

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	100,000	99,500

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	105,000	98,700

		756,800

Trucking–1.80%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	420,000	407,400

Hertz Corp. (The), Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19(a)	130,000	122,850

7.38%, 01/15/21(a)	340,000	327,250

7.50%, 10/15/18(a)	175,000	174,125

		1,031,625

Wireless Telecommunication Services–7.96%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(a)	610,000	579,500

Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	305,000	310,719

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	400,000	358,000

Sr. Unsec. Notes, 7.75%, 10/15/20(a)	105,000	95,025

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(a)	100,000	99,875

Digicel Ltd. (Bermuda), Sr. Unsec. Gtd. Notes, 8.25%, 09/01/17(a)	355,000	349,675

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	255,000	239,700

7.88%, 09/01/18	170,000	173,081

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	450,000	473,625

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	635,000	619,125

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17	400,000	421,000

VimpelCom (Ireland), Sec. Notes, 6.49%, 02/02/16(a)	200,000	196,250

VimpelCom (Ireland), Sec. Notes, 7.75%, 02/02/21(a)	200,000	193,681

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(a)	200,000	190,000

11.75%, 07/15/17(a)	250,000	260,000

		4,559,256

Total U.S. Dollar Denominated Bonds & Notes (Cost $73,270,825)		71,752,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen High Income Trust II

	Principal
	Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–14.84%
Belgium–0.49%
Ontex IV S.A. (Belgium), Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(a)	EUR	250,000	$281,113

Canada–0.44%
Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(a)	CAD	235,000	250,817

Croatia–0.51%
Agrokor D.D. (Croatia), Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(a)	EUR	210,000	294,233

Czech Republic–0.24%
CET 21 spol sro (Czech Republic), Sr. Sec. Notes, 9.00%, 11/01/17(a)	EUR	100,000	137,234

Germany–1.13%
Kabel Deutschland Vetrieb und Service GmbH & Co. K.G. (Germany), Sr. Sec. Notes, 6.50%, 06/29/18(a)	EUR	170,000	240,317

KION Finance S.A. (Germany), Sr. Sec. Gtd Notes, 7.88%, 04/15/18(a)	EUR	340,000	407,964

			648,281

Ireland–2.47%
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(a)	EUR	405,000	514,329

Bord Gais Eireann (Ireland), Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	250,000	343,745

Nara Cable Funding Ltd. (Ireland), Sr. Sec. Notes, 8.88%, 12/01/18(a)	EUR	440,000	554,826

			1,412,900

Luxembourg–3.09%
Boardriders S.A. (Luxembourg), Sr. Unsec. Notes, 8.88%, 12/15/17(a)	EUR	100,000	142,982

Cirsa Funding Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(a)	EUR	130,000	163,225

Codere Finance Luxembourg S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(a)	EUR	200,000	268,719

ConvaTec Healthcare S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(a)	EUR	100,000	130,049

Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(a)	EUR	100,000	128,612

Mark IV Europe Lux SCA (Luxembourg), Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(a)	EUR	300,000	424,633

TMD Friction Finance S.A. (Luxembourg), Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(a)	EUR	260,000	379,228

Xefin Lux SCA (Luxembourg), Sr. Sec. Notes, 8.00%, 06/01/18(a)	EUR	100,000	132,743

			1,770,191

Netherlands–2.11%
Elster Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18	EUR	220,000	294,800

Goodyear Dunlop Tires Europe B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(a)	EUR	300,000	404,156

Polish Television Holding B.V. (Netherlands)-REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(e)	EUR	95,000	137,198

Ziggo Bond Co. B.V. (Netherlands), Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(a)	EUR	265,000	374,141

			1,210,295

Sweden–0.37%
TVN Finance Corp II A.B. (Sweden), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(a)	EUR	140,000	212,245

United Kingdom–3.71%
Bakkavor Finance 2 PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(a)	GBP	200,000	228,956

Exova Ltd. (United Kingdom), Sr. Unsec. Notes, 10.50%, 10/15/18(a)	GBP	200,000	324,750

Kerling PLC (United Kingdom), Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(a)	EUR	180,000	236,674

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Floating Rate Notes, 6.61%, 08/01/18(a)	EUR	285,000	387,020

Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(a)	GBP	200,000	298,779

Pipe Holdings PLC (United Kingdom), Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(a)	GBP	200,000	318,265

R&R Ice Cream PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(a)	EUR	275,000	327,007

			2,121,451

United States–0.28%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(a)	EUR	155,000	157,028

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,071,523)			8,495,788

	Shares		Value

Preferred Stocks–1.62%
Consumer Finance–0.54%
Ally Financial, Inc. Series G 7.00% Pfd.(a)		410	$311,997

Industrial REIT’s–0.13%
DuPont Fabros Technology, Inc. Series B, 7.63% Pfd.(f)		2,930	72,693

Regional Banks–0.95%
Zions Bancorp. Series C, 9.50% Pfd.(f)		21,400	543,560

Total Preferred Stocks (Cost $853,274)			928,250

Common Stocks & Other Equity Interests–0.26%(g)
Apparel, Accessories & Luxury Goods–0.00%
Hosiery Corp. of America, Inc. Class A(f)		1,000	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen High Income Trust II

	Shares	Value

Automobile Manufacturers–0.26%
General Motors Co.(f)	3,168	$76,127

General Motors Co., Wts. expiring 07/10/16(f)	2,880	44,035

General Motors Co., Wts. expiring 07/10/19(f)	2,880	30,413

		150,575

Total Common Stocks & Other Equity Interests (Cost $254,363)		150,575

Money Market Funds–0.89%
Liquid Assets Portfolio–Institutional Class(h)	255,912	255,912

Premier Portfolio–Institutional Class(h)	255,912	255,912

Total Money Market Funds (Cost $511,824)		511,824

TOTAL INVESTMENTS–142.90% (Cost $83,961,809)		81,838,903

OTHER ASSETS LESS LIABILITIES–1.19%		680,888

BORROWINGS–(44.09)%		(25,250,000)

NET ASSETS–100.00%		$57,269,791

Investment Abbreviations:

CAD	– Canadian Dollar
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $31,241,993, which represented 54.55% of the Trust’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $9,937, which represented 0.02% of the Trust’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Non-income producing security.
(g)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
(i)	Interest payments have been suspended under European union agreement for 24 months beginning April 30, 2010.

Portfolio Composition*

By credit quality rating

A	0.6%

BBB	6.6

BB	35.1

B	45.8

CCC	8.0

Non-Rated	3.3

Cash	0.6

*	Source: Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen High Income Trust II

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $83,449,985)	$81,327,079

Investments in affiliated money market funds, at value and cost	511,824

Total investments, at value (Cost $83,961,809)	81,838,903

Receivable for:
Investments sold	2,926

Dividends and interest	1,820,940

Other assets	16,897

Total assets	83,679,666

Liabilities:
Payable for:
Investments purchased	858,207

Foreign currencies overdraft, at value (Cost $10,094)	10,665

Dividends	23,832

Foreign currency contracts closed	12,127

Foreign currency contracts outstanding	104,478

Loan outstanding	25,250,000

Accrued fees to affiliates	17,749

Accrued other operating expenses	129,489

Accrued interest expense and line of credit fees	3,328

Total liabilities	26,409,875

Net assets applicable to shares outstanding	$57,269,791

Net assets consist of:
Shares of beneficial interest	$91,886,315

Undistributed net investment income (loss)	(123,193)

Undistributed net realized gain (loss)	(32,266,518)

Unrealized appreciation (depreciation)	(2,226,813)

$57,269,791

Shares outstanding, $0.01 par value per common share, with an unlimited number of shares authorized:
Shares outstanding	3,770,265

Net asset value per share	$15.19

Market value per common share	$16.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen High Income Trust II

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$3,283,294

Dividends	45,151

Dividends from affiliated money market funds	609

Total investment income	3,329,054

Expenses:
Advisory fees	307,946

Administrative services fees	25,137

Custodian fees	9,141

Interest and facilities fees	100,246

Transfer agent fees	18,500

Trustees’ and officers’ fees and benefits	6,261

Professional services fees	230,860

Other	58,606

Total expenses	756,697

Less: Fees waived	(1,084)

Net expenses	755,613

Net investment income	2,573,441

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,374,040

Foreign currencies	1,397

Foreign currency contracts	(332,500)

2,042,937

Change in net unrealized appreciation (depreciation) of:
Investment securities	(7,421,326)

Foreign currencies	(13,839)

Foreign currency contracts	1,551

(7,433,614)

Net realized and unrealized gain (loss)	(5,390,677)

Net increase (decrease) in net assets resulting from operations	$(2,817,236)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen High Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the two months ended February 28, 2011 and the year ended December 31, 2010
(Unaudited)

	For the six	For the two	For the
	months ended	months ended	year ended
	August 31,	February 28,	December 31,
	2011	2011	2010

Operations:
Net investment income	$2,573,441	$896,053	$6,077,558

Net realized gain	2,042,937	647,749	2,852,360

Change in net unrealized appreciation (depreciation)	(7,433,614)	1,125,554	(135,837)

Distributions to preferred shareholders from net investment income	—	—	(20,881)

Net increase (decrease) in net assets applicable to common shares from operations	(2,817,236)	2,669,356	8,773,200

Distributions to common shareholders from net investment income	(2,624,105)	(874,701)	(5,853,346)

Net increase (decrease) in net assets from net investment income	(5,441,341)	1,794,655	2,919,854

Net assets applicable to common shares:
Beginning of period	62,711,132	60,916,477	57,996,623

End of period (includes undistributed net investment income (loss) of $(123,193), $(72,529) and $(93,956), respectively)	$57,269,791	$62,711,132	$60,916,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen High Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Net increase (decrease) in net assets resulting from operations	$(2,817,236)

Adjustments to reconcile the net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(53,256,780)

Proceeds from sales of investments	53,999,401

Amortization of premium	90,697

Accretion of discount	(76,259)

Net realized gain on investments	(2,374,040)

Net change in unrealized depreciation on investments	7,421,326

Increase in foreign currency contracts	10,576

Increase in dividends and interest receivable and other assets	(88,191)

Decrease in interest payable	(91,777)

Increase in affiliates payable	46

Decrease in accrued expenses	(81,524)

Net cash provided by operating activities	2,736,239

Cash flows provided by (used in) financing activities:
Dividends paid	(2,624,831)

Repayments of bank borrowings	(750,000)

Change in foreign currencies overdraft	10,665

Net cash used for financing activities	(3,364,166)

Net increase (decrease) in cash	(627,927)

Cash at the beginning of the period	627,927

Cash at the end of the period	$—

Supplemental disclosures of cash flow information
Cash paid during the period for interest and facilities fees	$100,246

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen High Income Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Trust’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital through investment in a professionally managed diversified portfolio of income producing, fixed income securities.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

17        Invesco Van Kampen High Income Trust II

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

18        Invesco Van Kampen High Income Trust II

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
I.	Foreign Currency Contracts — The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Interest and Facilities Fees — Interest and Facilities Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.70% of the Trust’s average daily net assets including bank borrowings entered into to retire preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 2.02%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest and facilities fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

19        Invesco Van Kampen High Income Trust II

  For the six months ended August 31, 2011, the Adviser waived advisory fees of $1,084.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$80,248,254	$—	$80,248,254

Equity Securities	1,278,652	311,997	—	1,590,649

	$1,278,652	$80,560,251	$—	$81,838,903

Foreign Currency Contracts*	—	(104,478)	—	(104,478)

Total Investments	$1,278,652	$80,455,773	$—	$81,734,425

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Trust has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Trust’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts	$0	$(104,478)

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations

Foreign Currency
Contracts*

Realized Gain (Loss)
Currency risk	$(332,500)

Change in Unrealized Appreciation (Depreciation)
Currency risk	1,551

Total	$(330,949)

*	The average notional value of foreign currency contracts outstanding during the period was $7,705,475.

20        Invesco Van Kampen High Income Trust II

Open Foreign Currency Contracts
Settlement		Contract to					Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

11/17/2011	SAL SBAR	GBP	710,000	USD	1,174,616	$1,151,872	$22,744

							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/2011	RBC Dain Rausch	EUR	4,947,000	USD	6,975,483	$7,102,705	$(127,222)

Total open foreign currency contracts							$(104,478)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2011, the Trust paid legal fees of $7,147 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  The Trust entered into a $30 million annual revolving credit agreement. This revolving credit agreement is secured by the assets on the Trust. In connection with this agreement, for the six months ended August 31, 2011, the Trust incurred fees of approximately $100,246 as disclosed on the Statement of Operations. For the six months ended August 31, 2011, the average daily balance of borrowings under the credit agreement was $25,929,348 with a weighted average interest rate of 0.15%.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Trust is limited to utilizing $34,365,229 of capital loss carryforward in the fiscal year ending February 29, 2012.
  The Trust had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 29, 2012	$875,105

February 28, 2013	565,263

February 28, 2014	4,400,827

February 28, 2015	47,559

February 29, 2016	9,476,998

February 28, 2017	18,999,477

Total capital loss carryforward	$34,365,229

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

21        Invesco Van Kampen High Income Trust II

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $33,701,238 and $33,342,408, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,208,375

Aggregate unrealized (depreciation) of investment securities	(3,454,065)

Net unrealized appreciation (depreciation) of investment securities	$(2,245,690)

Cost of investments for tax purposes is $84,084,593.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Two Months Ended	Year Ended
	August 31,	February 28,	December 31,
	2011	2011	2010

Beginning shares	3,770,265	3,770,265	3,770,265

Shares repurchased	—	—	—

Ending shares	3,770,265	3,770,265	3,770,265

NOTE 10—Preferred Shares of Beneficial Interest

During the year ended December 31, 2010, the Trust retired all of its outstanding Auction Preferred Shares (APS). The APS were redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. Historically, the Trust paid annual fees equivalent to 0.25% of the preferred liquidation value for the remarketing efforts associated with the preferred auction. Effective March 19, 2009, the Trust had decreased this amount to 0.15% due to auction failures.

22        Invesco Van Kampen High Income Trust II

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months		Two months
	ended		ended
	August 31,		February 28,		Year ended December 31,
	2011		2011		2010	2009	2008	2007	2006

Net asset value, beginning of period	$16.63		$16.16		$15.38	$10.45	$20.40	$21.45	$21.40

Net investment income(a)	0.68		0.24		1.61	1.83	2.45	2.55	2.45

Net realized and unrealized gain (loss)	(1.42)		0.46		0.73	4.93	(9.90)	(1.00)	0.25

Distributions paid to preferred shareholders:
Net investment income	—		—		(0.01)	(0.42)	(1.00)	(0.95)	(0.85)

Total income (loss) from investment operations	(0.74)		0.70		2.33	6.34	(8.45)	0.60	1.85

Distributions paid to common shareholders:
Net investment income	(0.70)		(0.23)		(1.55)	(1.41)	(1.50)	(1.65)	(1.80)

Net asset value, end of period	$15.19		$16.63		$16.16	$15.38	$10.45	$20.40	$21.45

Market value, end of period	$16.11		$16.52		$16.02	$14.48	$8.90	$18.15	$20.10

Total return at net asset value(b)	(4.74)%		4.37%		15.55%

Total return at market value(c)	1.70%		4.59%		21.67%	83.40%	(45.03)%	(1.71)%	6.02%

Net assets applicable to common shareholders, end of period (000’s omitted)	$57,270		$62,711		$60,916	$57,997	$39,414	$76,998	$81,081

Portfolio turnover rate(d)	39%		18%		135%	58%	46%	37%	48%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements(e)	2.44	%(f)	2.44	%(j)	2.57%	2.31%	1.94%	1.84%	2.00%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance expense(e)(i)	2.12	%(f)	1.71	%(j)	1.74%

Without fee waivers and/or expense reimbursements(e)	2.44	%(f)	2.44	%(j)	2.61%	2.40%	2.04%	1.93%	2.05%

Ratio of net investment income before preferred share dividends	8.32	%(f)	8.93	%(j)	10.34%	14.13%	14.65%	12.06%	11.69%

Preferred share dividends	—		—		0.03%

Ratio of net investment income after preferred share dividends	8.32	%(f)	8.93	%(j)	10.31%	10.90%	8.56%	7.61%	7.70%

Senior securities:
Total preferred shares outstanding	N/A		N/A		N/A	176	1,296	2,616	2,616

Total amount of preferred shares outstanding (000’s omitted)	N/A		N/A		N/A	$4,400	$32,400	$65,400	$65,400

Asset coverage per $1,000 unit of senior indebtedness(g)	$3,268		$3,412

Asset coverage per preferred share(h)	N/A		N/A		N/A	$354,600	$55,444	$54,487	$56,040

Liquidating preference per preferred share	N/A		N/A		N/A	$25,000	$25,000	$25,000	$25,000

Total borrowings outstanding (000’s omitted)	$25,250		$26,000		$26,000	$28,000	N/A	N/A	N/A

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average net assets applicable to common shares (000’s omitted) of $61,506.
(g)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares and the borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(h)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
(i)	For the years ended December 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	Ratios are annualized.
N/A=Not Applicable.

23        Invesco Van Kampen High Income Trust II

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint entitled Clifford Rotz, et al. v. Van Kampen Asset Management et al., was filed on behalf of Invesco Van Kampen High Income Trust II, Invesco Van Kampen Advantage Municipal Income Trust II, Invesco Van Kampen Municipal Opportunity Trust, Invesco Van Kampen Municipal Trust and Invesco Van Kampen Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley and certain current and former executive officers of the Trusts (collectively, the “Defendants”) alleging that they breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value. Specifically, the shareholders claim that the Board and officers had no obligation to provide liquidity to the ARPS shareholders, the redemptions were improperly motivated to benefit the prior adviser by preserving business relationships with the ARPS holders, i.e., institutional investors, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The Complaint alleges that the redemption of the ARPS occurred at the expense of the Trusts and their common shareholders. This Complaint amends and consolidates two separate complaints that were filed by Clifford T. Rotz, Jr., Robert Fast and Gene Turban on July 22, 2010, and by Harry Suleski, Leon McDermott, Marilyn Morrison and John Johnson on August 3, 2010. Each of the Trusts initially received a demand letter from the plaintiffs on April 8, 2010. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trust assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. After reviewing the findings of the SLC’s, the Board announced on June 24, 2011, that it had adopted the SLC’s recommendation to seek dismissal of the action. On October 4, 2011, Invesco filed a motion to dismiss. This matter is pending. The Trust has incurred $175,574 in expenses relating to these matters during the period ended August 31, 2011.
  Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

NOTE 13—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.116	September 15, 2011	September 30, 2011

September 30, 2011	$0.116	October 14, 2011	October 31, 2011

24        Invesco Van Kampen High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen High Income Trust II (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 8, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds reflect the results of years of review and negotiation between the Trustees and Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 8, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio manager, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the

25        Invesco Van Kampen High Income Trust II

median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Van Kampen funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Van Kampen funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Van Kampen funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Van Kampen Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

26        Invesco Van Kampen High Income Trust II

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen High Income Trust II was held on June 17, 2011. The Meeting was held for the following purpose:

(1)	Elect four Class I Trustees, each by the holders of Common Shares of the Fund, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	3,290,426	97,858
	Howard J Kerr	3,269,645	118,639
	Jerry Choate	3,287,112	101,172
	Suzanne Woolsey	3,276,277	112,007

27        Invesco Van Kampen High Income Trust II

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-05769.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-HINC2-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Van Kampen High Income Trust II
By:	/s/ Colin D. Meadows
Colin D. Meadows
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin D. Meadows
Colin D. Meadows
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.